Equity-Based Compensation - Company Performance Plan (Details)	Jul. 25, 2016 shares
Performance Shares | Performance Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of awards authorized for grant (in shares)	1,000,000